Equity - Share capital and share premium (Details) - USD ($) $ in Thousands		12 Months Ended
	May 28, 2025	Dec. 31, 2025
EQUITY
Balance		$ 1,517,960
Balance		1,660,748
Share capital
EQUITY
Balance		163,223
Capital Increase	$ 1,996	1,996
Balance		165,219
Share premium
EQUITY
Balance	183,430	183,430
Capital Increase		38,004
Balance	$ 221,434	$ 221,434